26. Earnings (loss) per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	R$ (117,273)	R$ (1,085,393)	R$ 18,792
Common Share [Member]
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	R$ (27,269)	R$ (254,828)	R$ 7,708
Denominator
Weighted average number of outstanding shares	2,863,683	2,863,683	4,891,350
Effects of dilution from stock options
Adjusted weighted average number of outstanding shares and diluted presumed conversions	2,863,683	2,863,683	4,891,350
Basic earnings (loss) per share (in R$ per shares)	R$ (0.010)	R$ (0.089)	R$ 0.002
Diluted earnings (loss) per share (in R$ per shares)	R$ (0.010)	R$ (0.089)	R$ 0.002
Preferred Share [Member]
Numerator
Net income (loss) for the year Attributable to equity holders of the parent	R$ (90,004)	R$ (830,565)	R$ 11,084
Denominator
Weighted average number of outstanding shares	270,053	266,676	204,664
Effects of dilution from stock options			2,614
Adjusted weighted average number of outstanding shares and diluted presumed conversions	270,053	266,676	207,278
Basic earnings (loss) per share (in R$ per shares)	R$ (0.333)	R$ (3.115)	R$ 0.054
Diluted earnings (loss) per share (in R$ per shares)	R$ (0.333)	R$ (3.115)	R$ 0.053